Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Consolidated Capital
Consolidated capital

As at December 31,	2021	2020
Total equity	$58,869	$53,006
Exclude AOCI gain/(loss) on cash flow hedges	(156)	(229)
Total equity excluding AOCI on cash flow hedges	59,025	53,235
Qualifying capital instruments	6,980	7,829
Consolidated capital	$66,005	$61,064